Amount Due From/To Related Parties (Details) - Schedule of Due from Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Affiliated companies	$ 423,339	$ 273,479
Due from related parties	933,730	73,482
Amount due from related parties	1,357,069	346,961
Du – UAE [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	352,996	69,517
Mobily – KSA [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	70,343	203,962
Maher Khawkhaji [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	56,746	73,482
Gulf DTH FZ LLC [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	$ 876,984